Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2014
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 9: ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued expenses and other liabilities as of December 31, 2014 and 2013 consisted of the following:

	December 31,	December 31,
	2014	2013
Payroll	$12,175	$9,954
Accrued interest	37,846	21,081
Accrued voyage expenses	10,289	8,717
Accrued running costs	23,022	13,270
Provision for losses on voyages in progress	1,893	801
Audit fees and related services	458	1,066
Accrued taxes	4,792	5,175
Professional fees	1,087	934
Dividends	3,081	—
Other accrued expenses	5,877	3,201
Other liability	6,800	—
Total accrued expenses	$107,320	$64,199